Research and development expense	12 Months Ended
Dec. 31, 2022
Research And Development Expense [Abstract]
Research and development expense
8.
Research and development expense

	For the year ended December 31,
In thousands of USD	2022	2021	2020
Employee expenses	15,245	14,374	5,398
Services expenses (i)	35,799	31,793	15,879
Material expenses (i)	16,108	3,776	3,368
Consulting expenses (ii)	6,710	6,921	5,280
Change in contingent consideration liabilities (Note 20)	—	(6,870)	12,938
Depreciation and amortization expenses	91	186	172
Total	73,953	50,180	43,035

_________________

(i)
Services expenses (inclusive of legal expenses related to the license and intellectual property ("IP")) and material expenses include services from third parties for clinical and manufacturing activities.
(ii)
Consulting expenses include services of the scientific advisory and consultants who are not directly employed by the Group.